Note 18 - Derivatives - Effect of Derivative Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Interest rate swaps, effective portion	$ 6,646	$ (1,364)
Reclassification to Interest and finance costs	1,000	6,459
Reclassification to Interest and finance costs, ineffective portion	0	0
Total, effective portion	7,646	5,095
Total, ineffective portion	0	0
Interest Rate Swap [Member]
Interest rate swaps, effective portion	6,646	(1,364)
Interest rate swaps, ineffective portion	$ 0	$ 0